Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020	Dec. 27, 2019	Mar. 29, 2019	Mar. 29, 2018
Receivables [Abstract]
Trade accounts receivable	$ 103,687	$ 107,223		$ 101,343
Less:
Allowance for doubtful accounts	(138)	(288)	$ (237)	(412)	$ (303)
Returns and sales allowances	(16,437)	(17,185)		(17,608)
Related party trade accounts receivable	(19,778)	(30,293)		(6,879)
Total	$ 67,334	$ 59,457		$ 76,444